Employee Stock Ownership Plan (ESOP) (Detail) (USD $) In Thousands, except Share data	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Shares held by ESOP	10,308,032	10,950,349	11,189,598
Company contributions to ESOP	$ 52,627	$ 48,336	$ 51,593